SHAREHOLDERS' EQUITY - Non-vested Options Activity (Details) - € / shares	1 Months Ended					12 Months Ended
	Dec. 31, 2022	Nov. 30, 2022	May 31, 2022	Nov. 30, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHAREHOLDERS' EQUITY.
Non-vested options outstanding (in shares)						1,259,107	216,250	455,000
Non-vested options outstanding, weighted average grant-date fair value (in EUR per share)						€ 2.32	€ 1.59	€ 1.58
Non-vested options granted (in shares)						571,000	1,392,428
Non-vested options granted, weighted average grant-date fair value (in EUR per share)	€ 4.70	€ 5.05	€ 3.13	€ 2.29	€ 2.37	€ 4.33	€ 2.37
Non-vested options vested (in shares)						(543,426)	(329,571)	(235,000)
Non-vested options vested, weighted average grant-date fair value (in EUR per share)						€ 2.32	€ 2.06	€ 1.58
Non-vested options forfeited (in shares)						(35,000)	(20,000)	(3,750)
Non-vested options forfeited, weighted average grant-date fair value (in EUR per share)						€ 2.80	€ 1.89	€ 1.54
Non-vested options outstanding (in shares)	1,251,681					1,251,681	1,259,107	216,250
Non-vested options outstanding, weighted average grant-date fair value (in EUR per share)	€ 3.22					€ 3.22	€ 2.32	€ 1.59